Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 137,862	$ 346,111
Prepaid Expenses	29,953	23,282
Total Current Assets	167,815	369,393
PROPERTY AND EQUIPMENT, NET	0	0
OTHER ASSETS:
Operating Lease - Right of Use Asset	49,364	0
Security Deposit	3,000	0
Total Other Assets	52,364	0
TOTAL ASSETS	220,179	369,393
CURRENT LIABILITIES:
Accounts Payable	1,559,627	1,372,428
Loans Payable, Related Parties	9,000	0
Current Portion of Long-Term Operating Lease	29,172	0
Convertible Debentures Payable	5,180,342	5,280,342
Deferred Revenue - Participation Agreements	1,936,800	0
Accrued Interest	2,464,724	1,952,606
Accrued Liabilities - Other	214,250	102,500
Total Current Liabilities	11,393,915	8,707,876
LONG TERM LIABILITIES:
Note Payable, Other	121,700	0
Long-Term Operating Lease, Net of Current Portion	15,178	0
Total Long-Term Liabilities	136,878	0
TOTAL LIABILITIES	11,530,793	8,707,876
STOCKHOLDERS' DEFICIT:
Common Stock, Value, Issued	413,036	396,737
Additional Paid-In Capital	87,340,025	81,222,726
Accumulated Deficit	(99,063,675)	(89,957,946)
Total Stockholders' Deficit	(11,310,614)	(8,338,483)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 220,179	$ 369,393